Shareholders’ Deficit (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 10, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Shareholders’ Deficit [Line Items]
Preference shares authorized		1,000,000	1,000,000	1,000,000
Preference shares par value (in Dollars per share) (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issued
Preference shares outstanding
Forfeiture of Founder Shares (In Shares)	875,000
Ratio to be applied to the stock in the conversion			25.00%
Description of basis for conversion of common stock			The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of a Business Combination or earlier at the option of the holder, on a one-for-one basis, subject to adjustment.
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares authorized		200,000,000	200,000,000	200,000,000
Ordinary shares par value (in Dollars per share) (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares voting rights		one	one
Ordinary shares issued		988,125	988,125	988,125
Ordinary shares outstanding		988,125	988,125	988,125
Shares subject to possible redemption		17,500,000	17,500,000	17,500,000
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares authorized		20,000,000	20,000,000	20,000,000
Ordinary shares par value (in Dollars per share) (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares voting rights		one	one
Ordinary shares issued		5,833,333	5,833,333	6,708,333
Ordinary shares outstanding		5,833,333	5,833,333	6,708,333
Ratio to be applied to the stock in the conversion		25.00%
Class B Ordinary Shares [Member] | Founder Shares [Member]
Shareholders’ Deficit [Line Items]
Forfeiture of Founder Shares (In Shares)			875,000